Income tax - Schedule of Reconciliation Between Statutory and Effective Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Net loss	€ (57,041)	€ (47,003)	€ (33,590)
Effective tax expense	10	5	9
Recurring loss before tax	€ (57,030)	€ (46,999)	€ (33,581)
Theoretical tax rate (statutory rate in France)	25.00%	26.50%	28.00%
Theoretical tax (benefit) expense	€ (14,258)	€ (12,455)	€ (9,403)
Share-based payment	794	848	819
Other permanent differences	45	117	(6)
Other non-taxable items	(1,023)	(660)	(540)
Unrecognized deferred tax on timing differences	14,452	12,154	9,138
Effective tax expense	€ (10)	€ (5)	€ (9)
Effective tax rate	0.00%	0.00%	0.00%